Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments
Accounting for derivatives
Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet. Derivatives are used to hedge interest rate, credit risk, inflation risk, exchange rate, commodity equity exposures, and exposures to certain indices such as house price indices and retail price indices related to non-trading positions.
All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes terms included in a contract or financial liability (the host), which, had it been a standalone contract, would have met the definition of a derivative. If these are separated from the host, i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value through profit or loss, then they are accounted for in the same way as derivatives. For financial assets, the requirements are whether the financial assets contain contractual terms that give rise on specified dates to cash flows that are SPPI, and consequently the requirements for accounting for embedded derivatives are not applicable to financial assets.
Hedge accounting
The Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The Group applies hedge accounting to represent the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.
The Group applies the ‘Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform’ issued in September 2019 (the Phase 1 amendments). The amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR (‘Interbank Offered Rates’) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness continues to be recorded in the income statement. Furthermore, the amendments set out triggers for when the reliefs will end, which include the uncertainty arising from interest rate benchmark reform no longer being present.
In summary, the reliefs provided by the Phase 1 amendments are:
▪When considering the ‘highly probable’ requirement, the Group has assumed that the IBOR interest rates upon which our hedged items are based do not change as a result of IBOR Reform.
▪In assessing whether the hedge is expected to be highly effective on a forward-looking basis the Group has assumed that the IBOR interest rates upon which the cash flows of the hedged items and the interest rate swaps that hedge them are based are not altered by IBOR reform.
▪The Group will not discontinue hedge accounting during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80–125% range.
▪The Group has not recycled the cash flow hedge reserve relating to the period after the reforms are expected to take effect.
▪The Group has assessed whether the hedged IBOR risk component is a separately identifiable risk only when it first designates a hedged item in a fair value hedge and not on an ongoing basis.
The Group also applies the ‘Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2’ issued in August 2020. The Phase 2 amendments provide relief when changes are made to hedge relationships as a result of the interest rate benchmark reform.
In summary, the reliefs provided by the Phase 2 amendments are:
▪Under a temporary exception, the Group has considered that changes to the hedge designation and hedge documentation due to the interest rate benchmark reform would not constitute the discontinuation of the hedge relationship nor the designation of a new hedging relationship.
▪In respect of the retrospective hedge effectiveness assessment, the Group may elect, on a hedge-by-hedge basis, to reset the cumulative fair value changes to zero when the exception to the retrospective assessment ends (Phase 1 relief). Any hedge ineffectiveness will continue to be measured and recognised in full in profit or loss.
▪The Group has deemed the amounts accumulated in the cash flow hedge reserve to be based on the alternative benchmark rate (on which the hedge future cash flows are determined) when there is a change in basis for determining the contractual cash flows.
▪For hedges of groups of items (such as those forming part of a macro cash flow hedging strategy), the amendments provide relief for items within a designated group of items that are amended for changes directly required by the reform.
▪In respect of whether a risk component of a hedged item is separately identifiable, the amendments provide temporary relief to entities to meet this requirement when an alternative risk free rate (RFR) financial instrument is designated as a risk component. These amendments allow the Group upon designation of the hedge to assume that the separately identifiable requirement is met if the Group reasonably expects the RFR risk will become separately identifiable within the next 24 months. The Group applies this relief to each RFR on a rate-by-rate basis and starts when the Group first designates the RFR as a non-contractually specified risk component.
Fair value hedge accounting
Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.
If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement. For items classified as fair value through other comprehensive income, the hedge accounting adjustment is included in other comprehensive income.
Cash flow hedge accounting
For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.
Hedges of net investments
The Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Group’s investment in the operation.

Total derivatives
	2021			2020
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	47,812,774	261,678	(255,747)	43,169,971	301,880	(299,795)
Total derivative assets/(liabilities) held for risk management	219,551	894	(1,136)	189,784	566	(980)
Derivative assets/(liabilities)	48,032,325	262,572	(256,883)	43,359,755	302,446	(300,775)
As part of the industry wide IBOR transition during the year, interest rate swap contracts held with Central Clearing Counterparties (CCPs) have been converted to alternative benchmarks. Operationally, this involved the CCPs splitting each contract into multiple component operational parts in order to preserve accrued IBOR cash flows. Legally, Barclays remains party to only one contract, and as such all notional amounts quoted in this disclosure reflect the legal contract notional. In total, 'operational-only' trade notional amounts of £1,828bn primarily with London Clearing House & Japan Securities Clearing Corporation have been explicitly excluded from these disclosures.
Further information on netting arrangements of derivative financial instruments can be found within Note 18.
The fair values and notional amounts of derivative instruments held for trading and held for risk management are set out in the following table:

Derivatives held for trading and held for risk management
	2021			2020
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,705,108	75,959	(74,226)	5,461,057	84,401	(84,043)
Derivatives cleared by central counterparty	99,664	171	(208)	78,946	335	(335)
Exchange traded derivatives	20,084	10	(3)	14,034	3	(3)
Foreign exchange derivatives	5,824,856	76,140	(74,437)	5,554,037	84,739	(84,381)
Interest rate derivatives
OTC derivatives	14,216,846	123,819	(113,051)	13,547,990	170,808	(161,157)
Derivatives cleared by central counterparty	19,398,748	1,122	(845)	18,737,415	965	(885)
Exchange traded derivatives	5,200,838	905	(907)	2,971,966	371	(360)
Interest rate derivatives	38,816,432	125,846	(114,803)	35,257,371	172,144	(162,402)
Credit derivatives
OTC derivatives	606,504	4,007	(4,752)	384,900	3,674	(3,909)
Derivatives cleared by central counterparty	665,600	1,675	(1,809)	462,945	931	(1,095)
Credit derivatives	1,272,104	5,682	(6,561)	847,845	4,605	(5,004)
Equity and stock index derivatives
OTC derivatives	278,683	18,822	(24,468)	466,151	18,807	(26,094)
Exchange traded derivatives	1,469,078	32,901	(33,174)	927,114	20,165	(20,521)
Equity and stock index derivatives	1,747,761	51,723	(57,642)	1,393,265	38,972	(46,615)
Commodity derivatives
OTC derivatives	4,670	56	(107)	4,244	89	(110)
Exchange traded derivatives	146,951	2,231	(2,197)	113,209	1,331	(1,283)
Commodity derivatives	151,621	2,287	(2,304)	117,453	1,420	(1,393)
Derivative assets/(liabilities) held for trading	47,812,774	261,678	(255,747)	43,169,971	301,880	(299,795)

Total OTC derivatives	20,811,811	222,663	(216,604)	19,864,342	277,779	(275,313)
Total derivatives cleared by central counterparty	20,164,012	2,968	(2,862)	19,279,306	2,231	(2,315)
Total exchange traded derivatives	6,836,951	36,047	(36,281)	4,026,323	21,870	(22,167)
Derivative assets/(liabilities) held for trading	47,812,774	261,678	(255,747)	43,169,971	301,880	(299,795)

Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC foreign exchange derivatives	7,592	798	—	6,596	351	—
OTC interest rate derivatives	788	—	(3)	2,433	35	—
Interest rate derivatives cleared by central counterparty	105,933	—	—	65,408	—	—
Derivatives designated as cash flow hedges	114,313	798	(3)	74,437	386	—
Derivatives designated as fair value hedges
OTC interest rate derivatives	8,480	59	(1,118)	11,116	155	(980)
Interest rate derivatives cleared by central counterparty	94,335	—	(11)	103,440	—	—
Derivatives designated as fair value hedges	102,815	59	(1,129)	114,556	155	(980)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	2,423	37	(4)	791	25	—
Derivatives designated as hedges of net investments	2,423	37	(4)	791	25	—
Derivative assets/(liabilities) held for risk management	219,551	894	(1,136)	189,784	566	(980)

Total OTC derivatives	19,283	894	(1,125)	20,936	566	(980)
Total derivatives cleared by central counterparty	200,268	—	(11)	168,848	—	—
Derivative assets/(liabilities) held for risk management	219,551	894	(1,136)	189,784	566	(980)
Hedge accounting
Hedge accounting is applied predominantly for the following risks:
▪Interest rate risk – arises due to a mismatch between fixed interest rates and floating interest rates. Interest rate risk also includes exposure to inflation risk for certain types of investments.
▪Currency risk – arises due to assets or liabilities being denominated in different currencies than the functional currency of the relevant entity. At a consolidated level, currency risk also arises when the functional currency of subsidiaries are different from the parent.
▪Contractually linked inflation risk – arises from financial instruments within contractually specified inflation risk. The Group does not hedge inflation risk that arises from other activities.
In order to hedge these risks, the Group uses the following hedging instruments:
▪Interest rate derivatives to swap interest rate exposures into either fixed or variable rates.
▪Currency derivatives to swap foreign currency exposures into the entity’s functional currency, and net investment exposure to local currency.
▪Inflation derivatives to swap inflation exposure into either fixed or variable interest rates.
In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges.
In some hedging relationships, the Group designates risk components of hedged items as follows:
▪Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR or Risk Free Rate (RFR) component.
▪Inflation risk as a contractually specified component of a debt instrument.
▪Spot exchange rate risk for foreign currency financial assets or financial liabilities.
▪Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument.
Using the benchmark interest rate risk results in other risks, such as credit risk and liquidity risk, being excluded from the hedge accounting relationship. Following market-wide interest rate benchmark reform, sensitivity to risk-free rates is considered to be the predominant interest rate risk and therefore the hedged items (which often reference risk-free or similar 'overnight' rates) change in fair value on a proportionate basis with reference to this risk.
In respect of many of the Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items in order for its financial statements to reflect as closely as possible the economic risk management undertaken. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated and is replaced with a different hedge accounting relationship.
Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Group mitigates this by matching the CET1 capital movements to the revaluation of the foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments.
The hedging instruments share the same risk exposures as the hedged items. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures.
Sources of ineffectiveness include the following:
▪Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences.
▪Changes in credit risk of the hedging instruments.
▪If a hedging relationship becomes over-hedged, for example in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument.
▪Cash flow hedges using external swaps with non-zero fair values.
▪The effects of the reforms to IBOR because these might take effect at a different time and have a different impact on hedged items and hedging instruments.
The Group's risk exposure continues, in part, to be affected by interest rate benchmark reform. In most cases, hedged items and hedging instruments are expected to transition to relevant risk-free rates at the end of their current cash flow period. For GBP LIBOR contracts, where uncertainty around the timing and effects of LIBOR reform continues beyond the end of the current cash flow period, financial instruments are generally expected to utilise 'synthetic LIBOR' (as permitted by the FCA on a temporary basis until their contracts are fully remediated). USD LIBOR linked hedge accounting relationships are still exposed to uncertainty regarding the precise timing and effects of benchmark reform. USD LIBOR benchmarks will cease to be published from 30 June 2023, but certain hedged items and hedging instruments continue to contractually reference these benchmarks beyond the cessation date.
The following table summarises the significant hedge accounting exposures impacted by the IBOR reform (see Note 41 for further updates) as at 31 December 2021:

Current benchmark rate	Expected convergence to RFR	Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
		£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	10,032	200
USD LIBOR	Secured Overnight Financing Rate (SOFR)	25,744	25,288
Singapore Swap Offered Rate (SOR)	Singapore Overnight Rate Average (SORA)	110	110
Total		35,886	25,598

The disparity in outstanding GBP notionals between hedged items and hedging instruments results from a temporary timing mismatch where derivative contracts have been transitioned to SONIA prior to 31 December, whereas hedged items are expected to transition early 2022.

Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statements[a]
	£m	£m	£m	£m	£m
2021
Assets
Loans and advances at amortised cost
- Interest rate risk	8,512	671	(642)	(1,643)	33
- Inflation risk	556	354	—	9	—
Debt securities classified at amortised cost
- Interest rate risk	1,378	(39)	—	(75)	(18)
- Inflation risk	4,087	400	—	(16)	(1)
Financial assets at fair value through other comprehensive income
- Interest rate risk	31,485	(258)	32	(1,436)	39
- Inflation risk	9,066	470	(32)	161	13
Total assets	55,084	1,598	(642)	(3,000)	66
Liabilities
Debt securities in issue
- Interest rate risk	(48,251)	(1,084)	86	1,606	(48)
Total liabilities	(48,251)	(1,084)	86	1,606	(48)
Total hedged items	6,833	514	(556)	(1,394)	18

2020
Assets
Loans and advances at amortised cost
- Interest rate risk	9,858	2,289	(638)	1,583	111
- Inflation risk	545	345	—	25	3
Debt securities classified at amortised cost
- Interest rate risk	1,440	23	—	18	(7)
- Inflation risk	4,071	(43)	—	453	3
Financial assets at fair value through other comprehensive income
- Interest rate risk	41,544	1,284	351	825	(13)
- Inflation risk	10,821	367	(9)	307	1
Total assets	68,279	4,265	(296)	3,211	98
Liabilities
Debt securities in issue
- Interest rate risk	(50,438)	(2,859)	(24)	(1,466)	(56)
Total liabilities	(50,438)	(2,859)	(24)	(1,466)	(56)
Total hedged items	17,841	1,406	(320)	1,745	42
Note
a    Hedge ineffectiveness is recognised in net interest income.
For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.
The following table shows the fair value hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Fair value	Interest rate risk	54	(11)	—	92,447	1,554	15,577
	Inflation risk	5	(1,118)	—	10,368	(142)	1,624
	Total	59	(1,129)	—	102,815	1,412	17,201

As at 31 December 2020
Fair value	Interest rate risk	120	(166)	—	103,623	(925)	30,072
	Inflation risk	35	(815)	—	10,933	(778)	1,487
	Total	155	(980)	—	114,556	(1,703)	31,559
The following table profiles the expected notional values of current hedging instruments in future years:

	2021	2022	2023	2024	2025	2026	2027 and later
As at 31 December	£m	£m	£m	£m	£m	£m	£m
Fair value hedges of:
Interest rate risk (outstanding notional amount)	92,447	87,025	79,475	67,206	55,080	44,801	37,652
Inflation risk (outstanding notional amount)	10,368	9,874	8,999	6,503	5,445	3,472	1,159
There are 1,782 (2020: 1,906) interest rate risk fair value hedges with an average fixed rate of 1.88% (2020: 1.87%) across the relationships and 96 (2020: 104) inflation risk fair value hedges with an average rate of 0.51% (2020: 0.63%) across the relationships.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m	£m	£m
2021
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	2,465	1,536	—	(492)	—	2,465	(347)
Foreign exchange risk
Loans and advances at amortised cost	(88)	(16)	—	—	—	(88)	1
Debt securities classified at amortised cost	(356)	123	—	—	—	(356)	1
Inflation risk
Debt securities classified at amortised cost	252	204	—	(12)	—	252	(22)
Total cash flow hedge	2,273	1,847	—	(504)	—	2,273	(367)
Hedge of net investment in foreign operations
USD foreign operations	138	—	943	—	—	138	—
EUR foreign operations	(117)	—	100	—	—	(117)	—
Other foreign operations	(3)	—	44	—	186	(3)	—
Total foreign operations	18	—	1,087	—	186	18	—

2020
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,124)	(598)	—	(1,370)	—	(1,124)	27
Foreign exchange risk
Loans and advances at amortised cost	(70)	(15)	—	—	—	(70)	—
Debt securities classified at amortised cost	(278)	(65)	—	—	—	(278)	—
Inflation risk
Debt securities classified at amortised cost	(41)	(65)	—	—	—	(41)	1
Total cash flow hedge	(1,513)	(743)	—	(1,370)	—	(1,513)	28
Hedge of net investment in foreign operations
USD foreign operations	(240)	—	857	—	—	(240)	—
EUR foreign operations	(17)	—	(2)	—	—	(17)	—
Other foreign operations	(9)	—	47	—	186	(9)	—
Total foreign operations	(266)	—	902	—	186	(266)	—
Note
a    Hedge ineffectiveness is recognised in net interest income.
The following table shows the cash flow and net investment hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Cash flow	Interest rate risk	—	—	—	102,629	(2,812)	8,397
	Foreign exchange risk	798	—	—	7,592	446	—
	Inflation risk	—	(3)	—	4,092	(274)	—
	Total	798	(3)	—	114,313	(2,640)	8,397
Net investment	Foreign exchange risk	37	(4)	(11,212)	13,635	(239)	—

As at 31 December 2020
Cash flow	Interest rate risk	33	—	—	65,042	1,151	18,195
	Foreign exchange risk	351	—	—	6,596	348	—
	Inflation risk	2	—	—	2,799	42	—
	Total	386	—	—	74,437	1,541	18,195
Net investment	Foreign exchange risk	25	—	(8,660)	9,451	265	—
There are 36 (2020: 29) foreign exchange risk cash flow hedges with an average foreign exchange rate of 137.85 JPY: 1 GBP (2020: 135.29 JPY: 1 GBP) across the relationships.
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2021		2020
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	541	2	489	17
Cash flow hedge of foreign exchange risk
Recycled to other income	630	—	268	—
Hedge of net investment in foreign operations
Recycled to other income	—	(26)	—	(4)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

	2021		2020
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	1,575	2,871	1,002	3,344
Currency translation movements	(7)	(139)	50	(743)
Hedging gains/(losses) for the year	(2,273)	(18)	1,249	266
Amounts reclassified in relation to cash flows affecting profit or loss	(1,173)	26	(510)	4
Tax	1,025	—	(216)	—
Balance on 31 December	(853)	2,740	1,575	2,871
In 2020, amounts recycled from other comprehensive income of £268m in respect of cash flow hedges of foreign exchange risk were presented within 'Hedging gains/(losses) for the year'. For 2021, the corresponding current year amounts of £630m were presented within 'Amounts reclassified in relation to cash flows affecting profit or loss'.